UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM

Nuveen Multi-Market Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 140.4% (99.1% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.8% (0.5% of Total Investments)

	Banks – 0.8%

200	Bank of America Corporation	7.250%		BB+	$215,400
16,830	Bank of America Corporation	4.000%		BB+	344,005
	Total Convertible Preferred Securities (cost $439,296)				559,405

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1% (0.1% of Total Investments)

	Metals & Mining – 0.1%

7,500	ArcelorMittal, Convertible Preferred	6.000%		BB–	$61,650
	Total $25 Par (or similar) Retail Preferred (cost $153,187)				61,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 30.6% (21.6% of Total Investments)

	Aerospace & Defense – 0.2%

$200	Bombardier Inc., 144A	4.750%	4/15/19	B	$161,000

	Auto Components – 0.3%

200	MPG Holdco I Inc.	7.375%	10/15/22	B+	208,000

	Automobiles – 0.2%

100	Ford Motor Company	7.450%	7/16/31	BBB–	124,221

	Banks – 1.4%

500	Bank of America Corporation	5.000%	5/13/21	A	550,941
500	Citigroup Inc.	4.500%	1/14/22	A	540,793
1,000	Total Banks				1,091,734

	Building Products – 0.3%

250	NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	261,875

	Capital Markets – 0.8%

500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	573,845

	Chemicals – 1.0%

100	Hexion Inc.	6.625%	4/15/20	B3	85,000
200	Momentive Performance Materials Inc., (3), (7)	8.875%	10/15/20	N/R	—
200	Momentive Performance Materials Inc.	3.880%	10/24/21	B	154,000
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	352,500
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	172,000
1,075	Total Chemicals				763,500

	Construction Materials – 0.5% (0.4% of Total Investments)

385	Norbord Inc., 144A	5.375%	12/01/20	Ba2	381,150

	Consumer Finance – 0.3%

250	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	250,625

Nuveen Investments	1

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 0.6%

$200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	$202,500
250	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	227,500
450	Total Diversified Financial Services				430,000

	Diversified Telecommunication Services – 2.3%

250	CenturyLink Inc.	6.750%	12/01/23	BB+	218,750
200	CenturyLink Inc.	7.650%	3/15/42	BB+	153,000
250	Frontier Communications Corporation	8.500%	4/15/20	BB	243,125
400	IntelSat Jackson Holdings	7.500%	4/01/21	B+	369,000
400	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	400,000
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	391,713
1,890	Total Diversified Telecommunication Services				1,775,588

	Electric Utilities – 1.0%

225	FirstEnergy Corporation	4.250%	3/15/23	Baa3	226,176
400	Intergen NV, 144A	7.000%	6/30/23	B+	340,000
250	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	215,000
875	Total Electric Utilities				781,176

	Energy Equipment & Services – 0.8%

250	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	203,750
200	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B–	153,250
300	Ensco PLC	4.700%	3/15/21	BBB+	252,629
750	Total Energy Equipment & Services				609,629

	Food Products – 0.5%

200	JBS Investments GmbH, 144A	7.250%	4/03/24	BB+	192,500
200	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB+	196,500
400	Total Food Products				389,000

	Gas Utilities – 0.6%

200	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	205,000
300	Ferrellgas LP	6.750%	1/15/22	B+	279,000
500	Total Gas Utilities				484,000

	Health Care Equipment & Supplies – 0.4%

350	Tenet Healthcare Corporation	6.875%	11/15/31	B3	315,000

	Health Care Providers & Services – 1.7%

500	Community Health Systems, Inc.	6.875%	2/01/22	B+	510,605
300	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	308,625
275	Kindred Healthcare Inc.	6.375%	4/15/22	B2	272,938
250	Select Medical Corporation	6.375%	6/01/21	B–	243,750
1,325	Total Health Care Providers & Services				1,335,918

	Hotels, Restaurants & Leisure – 0.2%

200	Wynn Macau Limited, 144A	5.250%	10/15/21	Ba2	173,625

	Household Durables – 1.2%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	246,875
200	K. Hovnanian Enterprises Inc., 144A	7.250%	10/15/20	Ba3	189,500
250	KB Home	7.000%	12/15/21	B+	250,625
200	William Lyon Homes Incorporated	8.500%	11/15/20	B–	214,500
900	Total Household Durables				901,500

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 0.6%

$200	AES Corporation	5.500%	3/15/24	BB	$177,300
300	GenOn Energy Inc.	9.500%	10/15/18	B–	277,500
500	Total Independent Power & Renewable Electricity Producers				454,800

	Insurance – 0.2%

190	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	142,500

	IT Services – 0.4%

350	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	339,500

	Machinery – 0.3%

250	Commercial Vehicle Group	7.875%	4/15/19	B	254,375

	Media – 2.9%

200	Altice S.A, 144A	7.750%	5/15/22	B	182,000
300	CCO Safari II LLC, 144A	4.908%	7/23/25	BBB–	298,561
250	CSC Holdings Inc.	8.625%	2/15/19	BB	257,500
300	DIRECTV Holdings LLC	3.800%	3/15/22	A–	301,955
200	Dish DBS Corporation	5.125%	5/01/20	BB–	187,500
200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	199,000
200	Quebecor Media Inc.	5.750%	1/15/23	B+	197,000
250	Tribune Media Company, 144A	5.875%	7/15/22	BB–	242,500
350	WMG Acquisition Group, 144A	6.000%	1/15/21	B1	350,000
2,250	Total Media				2,216,016

	Metals & Mining – 2.3%

325	Alcoa Inc.	5.400%	4/15/21	BBB–	333,125
175	Allegheny Technologies Inc.	5.950%	1/15/21	Ba2	157,500
200	Anglogold Holdings PLC	5.125%	8/01/22	Baa3	170,750
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	261,000
500	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	375,000
200	Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	193,500
300	Vale Overseas Limited	4.375%	1/11/22	BBB+	264,582
2,000	Total Metals & Mining				1,755,457

	Oil, Gas & Consumable Fuels – 3.9%

200	Calumet Specialty Products	7.625%	1/15/22	B+	186,000
200	Carrizo Oil and Gas Inc.	6.250%	4/15/23	B	174,140
200	Chesapeake Energy Corporation	6.875%	11/15/20	BB	147,000
250	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	216,425
200	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	136,000
200	Genesis Energy LP	5.750%	2/15/21	B+	182,000
245	Gibson Energy, 144A	6.750%	7/15/21	BB	235,506
250	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	227,500
200	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	176,000
175	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	154,000
300	Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	292,500
500	Transocean Inc.	4.300%	10/15/22	BB+	308,750
450	Western Refining Inc.	6.250%	4/01/21	B+	436,500
175	WPX Energy Inc.	7.500%	8/01/20	Ba1	160,125
3,545	Total Oil, Gas & Consumable Fuels				3,032,446

	Paper & Forest Products – 1.2%

250	Domtar Corporation	4.400%	4/01/22	BBB–	254,662
200	Mercer International Inc.	7.750%	12/01/22	B+	202,000
200	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	146,000
375	Resolute Forest Products	5.875%	5/15/23	BB–	279,375
1,025	Total Paper & Forest Products				882,037

Nuveen Investments	3

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$250	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	$262,500

	Real Estate Investment Trust – 0.4%

300	CommomWealth REIT	5.875%	9/15/20	BBB–	327,979

	Real Estate Management & Development – 0.4%

350	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	339,500

	Road & Rail – 0.4%

300	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	297,000

	Software – 1.3%

1,000	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,031,391

	Specialty Retail – 0.2%

150	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	154,500

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB	220,500

	Wireless Telecommunication Services – 1.2%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	182,500
175	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	182,000
200	Sprint Corporation	7.250%	9/15/21	B+	163,750
200	T-Mobile USA Inc.	6.731%	4/28/22	BB	199,500
200	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	198,000
975	Total Wireless Telecommunication Services				925,750
$25,260	Total Corporate Bonds (cost $25,166,093)				23,647,637

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4% (0.3% of Total Investments)

	Banks – 0.1%

$100	Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB+	$102,090

	Insurance – 0.3%

225	Sirius International Group Limited, 144A	7.506%	N/A (4)	BBB–	227,250
$325	Total $1,000 Par (or similar) Institutional Preferred (cost $341,491)				329,340

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 107.7% (76.1% of Total Investments)

$427	321 Henderson Receivables LLC., Series 2010-1A, 144A	9.310%	7/15/61	Aa2	$530,984
500	321 Henderson Receivables LLC., Series 2012-1A, 144A	7.140%	2/15/67	Baa2	611,700
500	321 Henderson Receivables Trust, Series 2012-2A, 144A	6.770%	10/17/61	Baa2	609,560
391	ACE Securities Corporation, Manufactured Housing Trust, Series 2003-MH1, 144A	6.500%	8/15/30	AA	428,024
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	758,572
1,750	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	2
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	465,660
220	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	168,636
213	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	49,965
482	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	BBB	507,044
174	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	AA	174,348
226	Bayview Financial Acquisition Trust, Series 2006C	5.852%	11/28/36	CCC	221,263
209	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	207,792

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$99		Bayview Financial Acquisition Trust, Series 2006-D	5.660%	12/28/36	Aaa	$98,707
166		Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	174,072
750		Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates Series 2005-D	5.500%	12/28/35	BB+	739,322
281		Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates Series 2006-A	5.704%	2/28/41	AAA	295,150
500		CAM Mortgage Trust 2015-1, 144A	4.750%	7/15/64	N/R	497,145
500		CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	A1	505,427
259		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	4.660%	3/25/33	BBB–	265,220
500		Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B–	428,328
275		Commercial Mortgage Pass-Through Certificates, Series 2015-CR22	4.266%	3/10/48	A–	262,590
210		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26 (WI/DD)	4.645%	9/10/25	A–	201,272
309		CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	283,463
210		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	A+	221,335
277		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	252,770
906		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	803,841
348		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	374,136
905		Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	BBB	940,443
431		Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	371,140
662		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.193%	4/25/33	A	657,946
753		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	CC	223,011
444		Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass-Through Certificates, Series 2004-6	5.821%	4/25/35	B1	451,559
1,123		Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	1,173,406
—	(6)	Fannie Mae Mortgage Pool	3.177%	7/01/27	Aaa	247
20		Fannie Mae Mortgage Pool (5)	7.000%	7/01/17	Aaa	20,595
38		Fannie Mae Mortgage Pool (5)	5.000%	11/01/18	Aaa	39,576
75		Fannie Mae Mortgage Pool (5)	5.000%	2/01/21	Aaa	79,925
1,572		Fannie Mae Mortgage Pool (5)	3.500%	12/01/26	Aaa	1,663,303
1,492		Fannie Mae Mortgage Pool (5)	3.500%	1/01/27	Aaa	1,579,032
64		Fannie Mae Mortgage Pool (5)	6.000%	5/01/29	Aaa	73,102
28		Fannie Mae Mortgage Pool (5)	7.000%	9/01/31	Aaa	30,940
38		Fannie Mae Mortgage Pool (5)	5.500%	6/01/33	Aaa	42,267
98		Fannie Mae Mortgage Pool (5)	6.000%	1/01/34	Aaa	110,577
195		Fannie Mae Mortgage Pool (5)	5.500%	2/01/34	Aaa	221,761
135		Fannie Mae Mortgage Pool (5)	6.000%	3/01/34	Aaa	151,722
128		Fannie Mae Mortgage Pool (5)	6.000%	1/01/35	Aaa	146,029
98		Fannie Mae Mortgage Pool (5)	5.000%	7/01/35	Aaa	108,200
51		Fannie Mae Mortgage Pool (5)	5.500%	3/01/36	Aaa	56,734
188		Fannie Mae Mortgage Pool (5)	6.000%	6/01/36	Aaa	212,986
157		Fannie Mae Mortgage Pool (5)	5.500%	4/01/37	Aaa	175,627
209		Fannie Mae Mortgage Pool (5)	5.000%	6/01/37	Aaa	230,330
154		Fannie Mae Mortgage Pool (5)	5.500%	6/01/38	Aaa	172,543
2,450		Fannie Mae Mortgage Pool (5)	3.500%	2/01/44	Aaa	2,559,879
145		Fannie Mae REMIC Pass-Through Certificates	6.391%	2/25/42	Aaa	170,046
687		Fannie Mae REMIC Pass-Through Certificates	4.283%	12/25/42	AAA	424,434
779		Fannie Mae REMIC Pass-Through Certificates	5.489%	7/25/44	Aaa	91,682
4,605		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.000%	10/14/45	Aaa	4,912,061
2,500		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.000%	10/14/45	Aaa	2,533,594
2,000		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	10/14/45	Aaa	2,086,312
2,975		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.500%	10/14/45	Aaa	3,224,946
500		Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.194%	7/25/25	Aaa	498,496
4,240		Federal Home Loan Mortgage Corporation, Mortgage Pool (5)	3.000%	4/01/43	Aaa	4,298,431
160		First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA5	5.500%	8/25/35	C	17,442

Nuveen Investments	5

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,162		Freddie Mac Gold Mortgage Pool (5)	3.000%	1/01/29	Aaa	$3,293,009
42		Freddie Mac Mortgage Pool, Various (5)	6.500%	11/01/28	Aaa	48,836
2,141		Freddie Mac Mortgage Pool (5)	3.500%	1/01/44	Aaa	2,230,538
2,084		Freddie Mac Mortgage Pool (5)	3.500%	2/01/44	Aaa	2,171,048
355		Freddie Mac Mortgage Trust 2013-KF02, 144A	3.194%	12/25/45	Baa3	364,584
255		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.167%	11/25/44	A2	268,049
500		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.167%	11/25/44	Baa2	519,197
282		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K708, 144A	3.886%	2/25/45	A	293,420
500		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K708, 144A	3.886%	2/25/45	BBB	511,295
750		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K709, 144A	3.872%	4/25/45	BBB	773,224
500		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.684%	8/25/45	A–	521,598
750		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	BBB	750,728
500		Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.690%	10/25/30	Baa1	527,823
—	(6)	Freddie Mac Non Gold Participation Certificates	2.113%	9/01/18	Aaa	2
500		GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	474,827
1,000		Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL, 144A	2.448%	7/15/31	A–	986,849
132		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	B	136,672
929		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	993,600
1,318		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B1	6.038%	4/25/36	CC	206,064
922		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B2	6.038%	4/25/36	C	51,119
1,223		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1 B2, (7)	5.750%	3/25/43	Ca	12
101		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.697%	10/25/33	BBB+	100,477
477		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	524,857
480		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	530,320
500		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	384,918
85		Government National Mortgage Association Pool (5)	1.625%	12/20/22	Aaa	88,155
343		Government National Mortgage Association Pool (5)	5.500%	8/15/33	Aaa	392,765
224		Government National Mortgage Association Pool (5)	6.000%	7/15/34	Aaa	261,101
750		Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1, 144A	3.228%	1/16/46	BBB	749,799
900		Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1, 144A	4.458%	1/15/48	BBB	892,688
750		Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2, 144A	4.940%	10/15/45	BBB	749,850
500		Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T3, 144A	3.130%	5/15/46	BBB	486,250
361		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	367,142
805		IndyMac INDX Mortgage Loan Trust, Series 2006-AR13 A3	4.464%	7/25/36	Caa1	689,153
177		IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2004-A2	4.000%	5/25/34	A+	177,781
473		JP Morgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	412,628
750		JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.457%	7/15/46	A	816,341
270		Lavender Trust, Mortgage Pass Through Certificates, Series 2010-R10A, 144A	6.250%	9/26/36	N/R	272,858

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$166	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	$170,267
61	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.370%	7/25/47	BB+	61,360
511	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	Ba3	532,798
561	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	588,955
473	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	359,863
1,532	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AAA	1,600,716
1,214	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,303,760
272	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	295,876
1,112	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	1,162,034
338	Mid-State Trust VI	7.790%	7/01/35	Baa1	358,772
360	Mid-State Trust XI	5.598%	7/15/38	A+	377,055
150	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.385%	4/15/48	BBB–	125,728
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C, 144A	5.564%	9/15/47	A+	277,604
220	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	209,473
500	Morgan Stanley Re REMIC Trust Series 2009-GG10, 144A	5.988%	8/12/45	A	529,528
364	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	376,477
557	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	593,354
148	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2003-5	5.000%	6/25/18	AA	152,017
525	Nationstar Agency Fund Trust, Series 2013-T2A, 144A	7.385%	2/18/48	B	530,082
350	Nationstar Agency Fund Trust, Series 2013-T2A, 144A	4.212%	2/18/48	BBB	354,018
500	New Residential Advance Receivable Trust, Series 2015-T2, 144A	4.679%	8/17/48	BBB	499,999
310	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	323,060
82	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	A	82,868
171	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2004-B MI	5.730%	11/15/35	AA	177,693
366	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	383,577
887	Origen Manufactured Housing Contract Trust Notes, Series 2004A	6.640%	1/15/35	A	958,670
488	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	459,943
540	Residential Asset Mortgage Products Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2003-SL1 M2	7.363%	4/25/31	CC	5
850	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass-Through Certificates, Series 2004-KS1	5.221%	2/25/34	BB+	880,566
191	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	200,124
353	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	296,601
322	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	319,341
500	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	505,695
750	Springleaf Mortgage Loan Trust, Series 2012-3, 144A	5.300%	12/25/59	BBB	751,532
770	Springleaf Mortgage Loan Trust, Series 2013-1A ,144A	4.440%	6/25/58	BBB	775,877
500	V Mortgage LLC, Pass Through Certificate , Series 2014-NPL1, 144A	4.750%	4/27/54	N/R	489,879
126	Vanderbilt Acquisition Loan Trust, Series 2002-1	6.570%	5/07/27	AAA	129,173
499	Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	500,914
500	Vericrest Opportunity Loan Transferee, Series 2015-NLP4, 144A	4.250%	2/25/55	N/R	492,277
206	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.246%	12/15/43	AAA	207,870
414	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	BBB	417,040
83	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	AA+	83,981
58	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.377%	8/25/38	AA	61,718
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	394,843
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A2	810,188
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	A1	270,683
$88,357	Total Asset-Backed and Mortgage-Backed Securities (cost $84,466,529)				83,340,083

Nuveen Investments	7

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1), (8)				Value

	INVESTMENTS COMPANIES – 0.6% (0.4% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$389,440
7,036	Pioneer Floating Rate Trust				79,648
	Total Investment Companies (cost $487,356)				469,088

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.2% (0.1% of Total Investments)

	Uruguay – 0.2% (0.1% of Total Investments)

$123	Republic of Uruguay	8.000%	11/18/22	BBB	$151,766
$123	Total Sovereign Debt (cost $124,528)				151,766
	Total Long-Term Investments (cost $111,178,480)				108,558,969

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.2% (0.9% of Total Investments)

	REPURCHASE AGREEMENTS – 1.2% (0.9% of Total Investments)

$951	Repurchase Agreement with State Street Bank, dated 9/30/15, repurchase price $950,841, collateralized by $975,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $971,344	0.000%	10/01/15		$950,841
	Total Short-Term Investments (cost $950,841)				950,841
	Total Investments (cost $112,129,321) – 141.6%				109,509,810
	Reverse Repurchase Agreements – (25.1)%				(19,429,000)
	Other Assets Less Liabilities – (16.5)% (9)				(12,731,085)
	Net Assets – 100%				$77,349,725

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(3)	12/15	$(657,094)	$188	$(1,085)
U.S. Treasury 5-Year Note	Short	(97)	12/15	(11,690,016)	3,031	(70,851)
U.S. Treasury 10-Year Note	Short	(73)	12/15	(9,397,609)	5,703	(99,888)
U.S. Ultra Bond	Short	(9)	12/15	(1,443,656)	6,187	(10,161)
				$(23,188,375)	$15,109	$(181,985)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$559,405	$—	$—		$559,405
$25 Par (or similar) Retail Preferred	61,650	—	—		61,650
Corporate Bonds	—	23,647,637	—	**	23,647,637
$1,000 Par (or similar) Institutional Preferred	—	329,340	—		329,340
Asset-Backed and Mortgage-Backed Securities	—	83,340,083	—		83,340,083
Investment Companies	469,088	—	—		469,088
Sovereign Debt	—	151,766	—		151,766
Short-Term Investments
Repurchase Agreements	—	950,841	—		950,841
Investment in Derivatives:
Futures Contracts*	(181,985)	—	—		(181,985)
Total	$908,158	$108,419,667	$—	**	$109,327,825
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $112,337,633.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$2,974,188
Depreciation	(5,802,011)
Net unrealized appreciation (depreciation) of investments	$(2,827,823)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Perpetual Security. Maturity date is not applicable

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http:// www.sec.gov.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015